Organization and Background - Additional Information (Details) - USD ($)			12 Months Ended
	Oct. 30, 2020	Oct. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Proceeds from initial public offering, net of underwriting discounts and commissions			$ 12,200,000	$ 0.0	$ 0.0
White Mountains Capital, Inc. of Intermediate Holdco | Tax Receivables Agreement
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Percentage of cash savings required to pay up on agreement		85.00%	85.00%
Insignia and Senior Executives | Tax Receivables Agreement
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Percentage of cash savings required to pay up on agreement		85.00%	85.00%
QL Holdings LLC and Subsidiaries
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
State in which the limited liability company or limited partnership was organized			Delaware
Company formation date			Mar. 07, 2014
Class A Common
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Share reserved for issuance		25,536,043
Class A Common | Initial Public Offering (IPO)
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Shares issued	7,027,606
Public offering price, per share	$ 19.00
Proceeds from initial public offering, net of underwriting discounts and commissions	$ 124,200,000
Class A Common | Initial Public Offering (IPO) | White Mountains Capital, Inc. of Intermediate Holdco
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Shares issued	24,142,096
Class A Common | Initial Public Offering (IPO) | Legacy Profit Interests Holders
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Shares issued	1,999,439
Class A Common | Underwriters' Over-allotment Option
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Shares issued	769,104
Class B Common | Initial Public Offering (IPO) | Insignia, Senior Executives and Legacy Profit Interests Holders
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Shares issued	30,308,492